Trade and other receivables	12 Months Ended
Sep. 30, 2024
Trade and other receivables [abstract]
Trade and other receivables [Text Block]

5. Trade and other receivables

The following table presents a breakdown of our trade and other receivables:

	September 30, 2024	September 30, 2023

Trade receivables	$455,049	$68,530
Unbilled revenue	42,248	5,211
Sales tax recoverable	70,578	226,528
Total	$567,875	$300,269

There was no impairment of trade and other receivables during the year ended September 30, 2024 (2023 - $nil).

The following table presents changes in unbilled receivables:

	September 30, 2024	September 30, 2023

Balance, beginning of year	$5,211	$8,881
Revenue billed during the year	(5,211)	(3,670)
Revenue in excess of billings, net of amounts transferred to trade receivables	42,248	-
Balance, end of year	$42,248	$5,211
Current	$42,248	$5,211
Non-current	$-	$-